TAXES ON INCOME: (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
TAXES ON INCOME:
Preferred technological enterprise status, reduced tax rate	12.00%
Corporate tax rate	23.00%	23.00%	23.00%
Preferred Technological Enterprises rate from the first year of the asset's operation	200.00%